Financial Instruments at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2021
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31, 2020	June 30, 2021
Financial assets at fair value through profit and loss (FVTPL) - current
Financial assets classified as at FVTPL
Derivative financial assets – pre-redemption right (a)	$137,926	$—

Financial assets at fair value through profit and loss (FVTPL) - current
Financial liabilities at FVTPL
Derivative financial liabilities - conversion right (a)/(b)	$267,000	$—

a.
On October 25, 2019, the Company entered into a loan facility agreement with warrants and was entitled to repay at any time prior to expiry of the term, as detailed in Note 11 (under the heading of “October/November 2019 Loan Facility”).

b.	On September 30, 2019, the Company entered into a convertible loan facility, as detailed in Note 11 (under the heading of “Convertible Loan Facility”).